DundeeWealth Funds

                               Dynamic Energy Fund
                           Dynamic Energy Income Fund
                           Dynamic Global Growth Fund
                          Dynamic Growth Navigator Fund
                           Dynamic Infrastructure Fund
                         Dynamic Natural Resources Fund
                        Dynamic Contrarian Advantage Fund
                             Dynamic Discovery Fund
                       Dynamic Gold & Precious Metals Fund
                        Dynamic North American Value Fund
                            Dynamic U.S. Growth Fund
                             Dynamic U.S. Value Fund
                           (collectively, the "Funds")
                       each a series of DundeeWealth Funds

                                 Class I Shares
                                 Class II Shares

                         Supplement Dated March 9, 2010
                    To the Prospectus dated January 31, 2010
                                       And
         To the Summary Prospectus for each Fund dated January 31, 2010

--------------------------------------------------------------------------------
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the Funds' minimum initial investment for Class I shares has been changed from $100,000 to $10,000. As a result, all references to $100,000 are changed to $10,000.

Please keep this Prospectus Supplement with your records.

                               DundeeWealth Funds

                         JOHCM International Select Fund

                                 Class I Shares
                                 Class II Shares

                         Supplement Dated March 9, 2010
                    To the Prospectus dated January 31, 2010
                                       And
                To the Summary Prospectus dated January 31, 2010

--------------------------------------------------------------------------------
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the Fund's minimum initial investment for Class I shares has been changed from $100,000 to $10,000. As a result, all references to $100,000 are changed to $10,000.

            Please keep this Prospectus Supplement with your records.

                               DundeeWealth Funds

                      Mount Lucas U.S. Focused Equity Fund

                                 Class I Shares
                                 Class II Shares

                         Supplement Dated March 9, 2010
                    To the Prospectus dated January 31, 2010
                                       And
                To the Summary Prospectus dated January 31, 2010

--------------------------------------------------------------------------------
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the Fund's minimum initial investment for Class I shares has been changed from $100,000 to $10,000. As a result, all references to $100,000 are changed to $10,000.

            Please keep this Prospectus Supplement with your records.

                               DundeeWealth Funds

                     Smith Group Large Cap Core Growth Fund

                                 Class I Shares
                                 Class II Shares

                         Supplement Dated March 9, 2010
                    To the Prospectus dated January 31, 2010
                                       And
                To the Summary Prospectus dated January 31, 2010

--------------------------------------------------------------------------------
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the Fund's minimum initial investment for Class I shares has been changed from $100,000 to $10,000. As a result, all references to $100,000 are changed to $10,000.

            Please keep this Prospectus Supplement with your records.